UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
4/30/16 (Unaudited)

COMMON STOCKS (96.8%)(a)
		Shares	Value

Aerospace and defense (6.3%)

Boeing Co. (The)		3,228	$435,134

BWX Technologies, Inc.		2,146	71,655

General Dynamics Corp.		4,812	676,182

Honeywell International, Inc.		238	27,196

Lockheed Martin Corp.		215	49,962

Northrop Grumman Corp.		3,333	687,465

Raytheon Co.		5,168	652,977

			2,600,571
Air freight and logistics (1.9%)

United Parcel Service, Inc. Class B		7,334	770,583

			770,583
Airlines (0.1%)

Southwest Airlines Co.		485	21,636

			21,636
Auto components (0.4%)

Gentex Corp.		1,728	27,717

Visteon Corp.		1,870	148,983

			176,700
Banks (4.7%)

PNC Financial Services Group, Inc. (The)		6,307	553,628

Popular, Inc. (Puerto Rico)		2,559	76,053

TCF Financial Corp.		4,367	59,566

U.S. Bancorp		6,131	261,732

Wells Fargo & Co.		20,168	1,007,997

			1,958,976
Beverages (3.1%)

Constellation Brands, Inc. Class A		4,165	649,990

PepsiCo, Inc.		5,960	613,642

			1,263,632
Chemicals (0.8%)

Ecolab, Inc.		865	99,458

Scotts Miracle-Gro Co. (The) Class A		825	58,394

Sherwin-Williams Co. (The)		542	155,722

			313,574
Commercial services and supplies (1.4%)

Copart, Inc.(NON)		1,834	78,569

Waste Management, Inc.		8,469	497,893

			576,462
Communications equipment (3.5%)

Brocade Communications Systems, Inc.		12,265	117,867

Cisco Systems, Inc.		33,674	925,698

Juniper Networks, Inc.		17,999	421,177

			1,464,742
Consumer finance (3.7%)

Capital One Financial Corp.		9,829	711,521

Discover Financial Services		1,177	66,230

SLM Corp.(NON)		16,386	110,933

Synchrony Financial(NON)		21,513	657,652

			1,546,336
Containers and packaging (1.8%)

AptarGroup, Inc.		795	60,420

Avery Dennison Corp.		3,670	266,479

Bemis Co., Inc.		1,838	92,231

Crown Holdings, Inc.(NON)		1,961	103,855

Graphic Packaging Holding Co.		9,558	126,930

Sonoco Products Co.		1,618	75,868

			725,783
Diversified consumer services (0.3%)

ServiceMaster Global Holdings, Inc.(NON)		3,673	140,749

			140,749
Diversified financial services (0.6%)

Voya Financial, Inc.		7,022	228,004

			228,004
Diversified telecommunication services (2.9%)

AT&T, Inc.		8,748	339,597

Verizon Communications, Inc.		16,859	858,797

			1,198,394
Electric utilities (3.2%)

American Electric Power Co., Inc.		4,343	275,781

PG&E Corp.		6,769	393,956

Southern Co. (The)		13,344	668,534

			1,338,271
Electronic equipment, instruments, and components (0.4%)

Dolby Laboratories, Inc. Class A		985	46,896

Ingram Micro, Inc. Class A		3,272	114,356

			161,252
Energy equipment and services (1.5%)

Frank's International NV (Netherlands)(S)		1,720	28,638

Schlumberger, Ltd.		7,170	576,038

			604,676
Food and staples retail (2.5%)

Kroger Co. (The)		16,251	575,123

Sysco Corp.		9,009	415,045

Wal-Mart Stores, Inc.		438	29,289

			1,019,457
Food products (0.6%)

Hormel Foods Corp.		6,288	242,402

			242,402
Health-care providers and services (4.9%)

AmerisourceBergen Corp.		6,327	538,428

Cardinal Health, Inc.		6,036	473,585

DaVita HealthCare Partners, Inc.(NON)		4,125	304,838

McKesson Corp.		3,464	581,328

MEDNAX, Inc.(NON)		1,515	108,004

			2,006,183
Hotels, restaurants, and leisure (2.2%)

Hyatt Hotels Corp. Class A(NON)		1,462	70,001

McDonald's Corp.		6,638	839,641

			909,642
Household products (1.4%)

Clorox Co. (The)		397	49,716

Colgate-Palmolive Co.		7,559	536,084

			585,800
Insurance (3.2%)

Allied World Assurance Co. Holdings AG		3,739	133,034

American Financial Group, Inc.		1,326	91,640

Aspen Insurance Holdings, Ltd.		1,606	74,438

Assurant, Inc.		643	54,379

Endurance Specialty Holdings, Ltd.		1,077	68,906

Everest Re Group, Ltd.		693	128,136

Hanover Insurance Group, Inc. (The)		250	21,440

ProAssurance Corp.		1,055	50,355

Reinsurance Group of America, Inc.		860	81,889

RenaissanceRe Holdings, Ltd.		1,048	116,234

Validus Holdings, Ltd.		2,293	105,684

XL Group PLC		11,530	377,377

			1,303,512
Internet software and services (1.5%)

eBay, Inc.(NON)		24,152	590,033

Match Group, Inc.(NON)(S)		3,277	37,358

			627,391
IT Services (9.4%)

Accenture PLC Class A		5,717	645,564

Amdocs, Ltd.		2,907	164,362

Automatic Data Processing, Inc.		7,979	705,663

Broadridge Financial Solutions, Inc.		2,145	128,357

Computer Sciences Corp.		2,392	79,247

CoreLogic, Inc.(NON)		1,764	62,587

CSRA, Inc.		2,718	70,559

DST Systems, Inc.		2,539	306,407

Fidelity National Information Services, Inc.		2,445	160,881

Fiserv, Inc.(NON)		3,935	384,528

Gartner, Inc.(NON)		1,301	113,408

Genpact, Ltd.(NON)		2,804	78,204

Leidos Holdings, Inc.(S)		1,616	80,170

Paychex, Inc.		10,253	534,386

Vantiv, Inc. Class A(NON)		6,657	363,073

			3,877,396
Life sciences tools and services (2.7%)

Bio-Rad Laboratories, Inc. Class A(NON)		433	61,421

Charles River Laboratories International, Inc.(NON)		674	53,428

PerkinElmer, Inc.		2,605	131,344

Thermo Fisher Scientific, Inc.		4,915	708,989

Waters Corp.(NON)		1,254	163,221

			1,118,403
Machinery (0.5%)

Allison Transmission Holdings, Inc.		7,607	219,158

			219,158
Media (2.9%)

John Wiley & Sons, Inc. Class A		832	41,259

Liberty Braves Group Class A(NON)		273	4,270

Liberty Media Group Class A(NON)		684	12,517

Liberty SiriusXM Group Class A(NON)		2,880	94,378

MSG Networks, Inc. Class A(NON)		2,178	37,222

News Corp. Class B		2,412	31,260

Omnicom Group, Inc.		278	23,066

Sirius XM Holdings, Inc.(NON)(S)		90,412	357,127

Thomson Reuters Corp. (Canada)		3,623	149,014

Twenty-First Century Fox, Inc.		14,606	439,933

			1,190,046
Multiline retail (3.4%)

Dollar General Corp.		8,409	688,781

Target Corp.		9,146	727,107

			1,415,888
Oil, gas, and consumable fuels (4.3%)

California Resources Corp.		570	1,254

Exxon Mobil Corp.		14,782	1,306,729

Occidental Petroleum Corp.		5,290	405,479

World Fuel Services Corp.		1,319	61,637

			1,775,099
Pharmaceuticals (6.0%)

Johnson & Johnson		11,027	1,235,900

Merck & Co., Inc.		6,041	331,288

Pfizer, Inc.		28,323	926,445

			2,493,633
Real estate investment trusts (REITs) (4.1%)

American Capital Agency Corp.		20,323	373,334

Annaly Capital Management, Inc.		8,189	85,329

AvalonBay Communities, Inc.		2,571	454,527

Care Capital Properties, Inc.		1,926	51,366

Chimera Investment Corp.		8,057	114,409

Equity Commonwealth(NON)		2,202	61,458

Four Corners Property Trust, Inc.		2,895	51,386

MFA Financial, Inc.		10,604	73,274

Public Storage		715	175,039

Starwood Property Trust, Inc.		8,903	172,362

Two Harbors Investment Corp.		10,641	83,319

			1,695,803
Semiconductors and semiconductor equipment (1.8%)

Maxim Integrated Products, Inc.		16,898	603,597

Xilinx, Inc.		2,796	120,452

			724,049
Software (0.9%)

Microsoft Corp.		5,148	256,731

Synopsys, Inc.(NON)		2,829	134,434

			391,165
Specialty retail (2.5%)

AutoZone, Inc.(NON)		751	574,688

Home Depot, Inc. (The)		744	99,614

O'Reilly Automotive, Inc.(NON)		1,397	366,964

			1,041,266
Technology hardware, storage, and peripherals (1.3%)

Apple, Inc.		5,606	525,506

			525,506
Textiles, apparel, and luxury goods (1.8%)

NIKE, Inc. Class B		12,276	723,547

			723,547
Tobacco (2.0%)

Altria Group, Inc.		13,501	846,648

			846,648
Water utilities (0.3%)

American Water Works Co., Inc.		1,788	130,095

			130,095

Total common stocks (cost $36,892,237)			$39,952,430

PURCHASED OPTIONS OUTSTANDING (1.7%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-17/$180.00	$33,573	$240,878

SPDR S&P 500 ETF Trust (Put)	Mar-17/175.00	33,474	179,090

SPDR S&P 500 ETF Trust (Put)	Feb-17/156.00	33,474	87,109

SPDR S&P 500 ETF Trust (Put)	Jan-17/145.00	30,571	47,724

SPDR S&P 500 ETF Trust (Put)	Dec-16/164.00	30,571	77,589

SPDR S&P 500 ETF Trust (Put)	Nov-16/170.00	30,571	75,920

Total purchased options outstanding (cost $1,271,898)			$708,310

SHORT-TERM INVESTMENTS (3.4%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.58%(d)		431,500	$431,500

Putnam Short Term Investment Fund 0.44%(AFF)		462,045	462,045

SSgA Prime Money Market Fund Class N 0.41%(P)		520,000	520,000

Total short-term investments (cost $1,413,545)			$1,413,545

TOTAL INVESTMENTS

Total investments (cost $39,577,680)(b)			$42,074,285

WRITTEN OPTIONS OUTSTANDING at 4/30/16 (premiums $32,483) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-16/$213.50	$38,701	$15,992
SPDR S&P 500 ETF Trust (Call)	May-16/215.00	28,629	2,904
SPDR S&P 500 ETF Trust (Call)	May-16/211.00	28,117	2,729

Total			$21,625

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $41,263,038.
(b)	The aggregate identified cost on a tax basis is $39,661,150, resulting in gross unrealized appreciation and depreciation of $3,649,000 and $1,235,865, respectively, or net unrealized appreciation of $2,413,135.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$375,842	$9,551,014	$9,464,811	$660	$462,045
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $425,058, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $431,500. Certain of these securities were sold prior to the close of the reporting period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $19,952 to cover certain derivative contracts.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $15,992 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,597,838	$—	$—
Consumer staples	3,957,939	—	—
Energy	2,379,775	—	—
Financials	6,732,631	—	—
Health care	5,618,219	—	—
Industrials	4,188,410	—	—
Information technology	7,771,501	—	—
Materials	1,039,357	—	—
Telecommunication services	1,198,394	—	—
Utilities	1,468,366	—	—
Total common stocks	39,952,430	—	—
Purchased options outstanding	—	708,310	—
Short-term investments	982,045	431,500	—

Totals by level	$40,934,475	$1,139,810	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	—	(21,625)	—

Totals by level	$—	$(21,625)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	708,310	21,625

Total	$708,310	$21,625

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$220,000
Written equity option contracts (contract amount)		$150,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	JPMorgan Chase Bank N.A.	Total

	Assets:
	Purchased options#	—	403,907	304,403	708,310

	Total Assets	$—	$403,907	$304,403	$708,310

	Liabilities:
	Written options#	15,992	5,633	—	21,625

	Total Liabilities	$15,992	$5,633	$—	$21,625

	Total Financial and Derivative Net Assets	$(15,992)	$398,274	$304,403	$686,685
	Total collateral received (pledged)##†	$—	$250,000	$270,000
	Net amount	$(15,992)	$148,274	$34,403

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016